Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies and Practices
Principles of Consolidation

(a) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its two subsidiaries, including Fuwei Films (BVI) Co., Ltd., and Fuwei Films (Shandong) Co., Ltd. All significant intercompany balances and transactions have been eliminated in consolidation.

Foreign Currency Transactions

(b) Foreign Currency Transactions

The Group’s reporting currency is the Chinese Yuan (“Renminbi” or “RMB”).

The Company and Fuwei (BVI) operate in Hong Kong as an investment holding companies, and their financial records are maintained in Hong Kong dollars, being the functional currency of these two entities. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and income, expenses, and cash flow items are translated using the average rate for the period. The translation adjustments are recorded in accumulated other comprehensive income in the statements of equity.

Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are recorded in the statements of operations.

Starting July 21, 2005, the PRC government moved the RMB into a managed floating exchange rate regime based on market supply and demand with reference to a basket of currencies.

For the convenience of the readers, the RMB amounts for the year 2021 included in the accompanying consolidated financial statements in our annual report have been translated into U.S. dollars at the rate of US$1.00 = RMB 6.3726, being the noon buy rate for U.S. dollars in effect on December 31, 2021, in the City of New York for cable transfer in RMB per U.S. dollar as certified for custom purposes by the Federal Reserve Bank. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollar at that rate or at any other certain rate on December 31, 2021, or at any other date.

RMB is not fully convertible into foreign currencies. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign currency. The exchange rate adopted for the foreign exchange transactions is the rate of exchange quoted by the PBOC, which is determined largely by supply and demand.

Cash and Cash Equivalents and Restricted Cash

(c) Cash and Cash Equivalents and Restricted Cash

For statements of cash flow purposes, the Company considers all cash on hand and in banks, including certificates of deposit and other highly liquid investments with maturities of three months or less, when purchased, to be cash and cash equivalents.

As of December 31, 2021, and 2020, there were cash and cash equivalents of RMB250,608 (US$39,326) and RMB113,423, respectively.

As of December 31, 2021, and 2020, there were restricted cash of RMB28,294 (US$4,440) and RMB7,500, respectively, as deposits in a bank for the banker’s acceptance bill.

Trade Accounts Receivable

(d) Trade Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount after deduction of trade discounts, value-added taxes, and allowances, if any, and do not bear interest. The allowance for doubtful accounts is the Group’s best estimate of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer- specific facts, and economic conditions.

The Group reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability. All other balances are reviewed on a pooled basis by the aging of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted, and the potential for recovery is considered remote. The allowance for doubtful accounts as of December 31, 2021, and 2020 was RMB182 (US29) and RMB485, respectively.

Inventories

(e) Inventories

Inventories are stated at the lower of cost or market value as of the balance sheet date. Inventory valuation and cost-flow is determined using the Moving Weighted Average Method basis. The Group estimates excess and slow-moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required. Cost of work in progress and finished goods comprises direct material, direct production cost, and an allocated portion of production overheads based on normal operating capacity.

Property, Plant and Equipment

(f) Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation and allowance for fixed assets impairment.

Depreciation on property, plant, and equipment is calculated on the straight-line method (after considering their respective estimated residual values) over the estimated useful lives of the assets as follows:

Years
Buildings and improvements	25 – 30
Plant and equipment	10 – 15
Computer equipment	5
Furniture and fixtures	5
Motor vehicles	5

Depreciation related to abnormal amounts from idle capacity is charged to administrative expenses for the period incurred. Total depreciation for the years ended December 31, 2021, 2020, and 2019 were RMB12,365 (US$1,940), RMB41,722, and RMB41,451, respectively, of which 71.0%, 14.4%, and 37.3% was recorded in cost of goods sold and 29.0%, 85.6%, and 62.7% was recorded in administrative and selling expenses, respectively.

Construction in progress represented capital expenditure in respect of the BOPET productions line. No depreciation is provided in respect of construction in progress.

Leased Assets

(g) Leased Assets

An arrangement, comprising a transaction or a series of transactions, is or contains a lease if the Group determines that the arrangement conveys a right to use a specific asset or assets for an agreed period of time in return for a payment or a series of payments. Such a determination is made based on an evaluation of the substance of the arrangement and is regardless of whether the arrangement takes the legal form of a lease.

Classification of assets leased to the Group. Assets that are held by the Group under leases which transfer to the Group substantially all the risks and rewards of ownership are classified as being held under capital leases. Leases that do not transfer all the risks and rewards of ownership substantially to the Group are classified as operating leases.

Assets acquired under capital leases. Where the Group acquires the use of assets under capital leases, the amounts representing the fair value of the leased asset, or, if lower, the present value of the minimum lease payments, of such assets are included in property, plant, and equipment, and the corresponding liabilities, net of finance charges, are recorded as obligations under capital leases. Depreciation is provided at rates that write off the cost or valuation of the assets over the term of the relevant lease or, where it is likely the Group will obtain ownership of the asset, the life of the asset. Finance charges implicit in the lease payments are charged to the consolidated income statement over the period of the leases to produce an approximately constant periodic rate of charge on the remaining balance of the obligations for each accounting period. Contingent rentals are charged to the consolidated income statement in the accounting period in which they are incurred.

Operating lease charges. Where the Group has the use of assets held under operating leases, payments made under the leases are charged to the consolidated income statement in equal installments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased asset. Lease incentives received are recognized in the consolidated income statement as an integral part of the aggregate net lease payments made. Contingent rentals are charged to the consolidated income statement in the accounting period in which they are incurred.

Sale and leaseback transactions. Gains or losses on equipment sale and leaseback transactions that result in capital leases are deferred and amortized over the terms of the related leases. Gains or losses on equipment sale and leaseback transactions that result in operating leases are recognized immediately if the transactions are established at fair value. Any loss on the sale perceived to be a real economic loss is recognized immediately. However, if a loss is compensated for by future rentals at a below-market price, then the artificial loss is deferred and amortized over the period that the equipment is expected to be used. If the sale price is above fair value, then any gain is deferred and amortized over the useful life of the assets.

Lease Prepayments

(h) Lease Prepayments

Lease prepayments represent the costs of land use rights in the PRC. Land use rights are carried at cost and charged to expense on a straight-line basis over the respective periods of rights of 30 years. The current portion of lease prepayments has been included in prepayments and other receivables on the balance sheet.

Goodwill

(i) Goodwill

Goodwill represents the excess purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is not amortized but is tested for impairment annually, or when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds the fair value of the reporting unit, with the fair value of the reporting unit determined using a discounted cash flow (DCF) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return, and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Goodwill was determined to be fully impaired during the year ended December 31, 2012.

Assets held for sale

(j) Assets held for sale

As of December 31, 2020, assets of Dornier Production Line and the trial production line, which was made by Mitsubishi for R & D met the criteria to be classified as held for sale in accordance with ASC 360-10 and are presented at the lower of the assets’ carrying amount or fair value less cost to sell by segment in current assets.

Revenue Recognition

(k) Revenue Recognition

Revenue is recognized when obligations under the terms of a contract with the Company’s customers are satisfied. Satisfaction of contract terms occurs when products are delivered, and the customer takes ownership and assumes the risk of loss. The amount of consideration the Company expects to receive consists of the sales price adjusted for any incentives if applicable. Sales of plastic flexible packaging materials are reported, net value-added taxes (“VAT”), sales returns, trade discounts. The standard terms and conditions under which the Group generally delivers allow a customer the right to return a product for a refund only if the product does not conform to product specifications; the non-conforming product is initially identified by the customer, and the customer notifies the Group about the situation. After receiving the Group’s permission, the non-conforming product may be returned for replacement or refund. In applying judgment, the Company considered customer expectations of performance, materiality, and the core principles of ASC Topic 606. The Company’s performance obligations are generally transferred to the customer at a point in time. The Company’s contracts with customers generally do not include any variable consideration.

In the PRC, VAT of 13% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the consolidated balance sheet until such VAT is paid to the authorities.

Research and Development Costs

(l) Research and Development Costs

Research and development expenditures are expensed as incurred. Research and development costs amounted to RMB12,811 (US$2,010), RMB11,413, and RMB9,449 for the year ended December 31, 2021, 2020, and 2019 and such costs were recorded in administrative expenses.

Income Taxes

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Under guidance contained in FASB ASC 740-10, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We follow the recognition and disclosure provisions under guidance contained in FASB ASC 740-10-25. Under this guidance, tax positions are evaluated for recognition using a more-likely-than-not threshold, and those tax positions requiring recognition are measured as the largest amount of tax benefit that is greater than fifty percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.

Earnings (loss) per Share

(n) Earnings (loss) per Share

Basic earnings (loss) per share is computed by dividing net earnings (loss) by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing net earnings (loss) by the weighted average number of ordinary and dilutive potential ordinary shares outstanding during the year. Diluted potential ordinary shares consist of shares issuable pursuant to the stock option plan.

On December 5, 2016, we held an extraordinary general meeting of shareholders pursuant to which a 1-for-4 reverse stock split of our authorized ordinary shares, accompanied by a corresponding decrease in our issued and outstanding ordinary shares and an increase of the par value of each ordinary share from $0.129752 to US$0.519008 (the “Reverse Stock Split”), was approved by our shareholders of record. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 1-for-4 reverse stock split.

Use of Estimates

(o) Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires the management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates and assumptions, including those related to the recoverability of the carrying amount and the estimated useful lives of long-lived assets, valuation allowances for accounts receivable, and realizable values for inventories. Changes in facts and circumstances may result in revised estimates.

Non-controlling interest

(p) Non-controlling interest

Non-controlling interest represents the portion of the equity that is not attributable to the Company. The net income (loss) attributable to non-controlling interests is separately presented in the accompanying statements of income and other comprehensive income. Losses attributable to non-controlling interests in a subsidiary may exceed the interest in the subsidiary’s equity. The related non-controlling interest continues to be attributed to its share of losses even if that attribution results in a deficit of the non-controlling interest balance.

Segment Reporting

(q) Segment Reporting

The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. Management, including the chief operating decision-maker, reviews operating results solely by monthly revenue of BOPET film (but not by sub-product type or geographic area) and operating results of Shandong Fuwei, the operating subsidiary in the PRC. As such, the Group has determined that the Group has a single operating segment.

Contingencies

(r) Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relates to a wide range of matters, including, among others, product liability. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments, including past history and the specifics of each matter.

Reclassification

(s) Reclassification

Certain reclassifications have been made to the fiscal year 2021 and 2020 consolidated financial statements to conform to the fiscal year 2021 consolidated financial statement presentation. These reclassifications had no effect on net loss or cash flows as previously reported.

Going Concern Matters

(t) Going Concern Matters

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which contemplate the continuation of the company as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

Recently Issued Accounting Standards

(u) Recently Issued Accounting Standards

Financial Instruments - Credit Losses

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision-useful to users of the financial statements. ASU 2016-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.

In February 2020, the FASB issued ASU 2020-02, “Financial Statements - Credit losses (Topic 326) and Leases (Topic 842) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Relating to Accounting Standards Update No. 2016-02, Leases (Topic 842)” (“ASU 2020-02”), which provides guidance on the measurement and requirements related to credit losses. The new guidance was effective upon issuance of this final accounting standards update. The Company has adopted this standard, and the adoption did not have a material impact on its condensed consolidated financial statements or disclosures.

Other pronouncements issued by the FASB or other authoritative accounting standards group with future effective dates are either not applicable or not significant to the consolidated financial statements of the Company.